Post-retirement benefits - Summary of amount recognised in balance sheet (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of information about amounts recognized in balance sheet [Line Items]
Net deficit to be shown in the balance sheet	$ (1,730)	$ (1,551)	$ (2,499)
Effect of asset ceiling		0
Deficits	(2,714)	(2,486)
Surpluses	984	935
Net deficits on pension plans	(831)	(680)
Unfunded [member]
Disclosure of information about amounts recognized in balance sheet [Line Items]
Unfunded post-retirement healthcare obligation	(899)	(871)
Pension benefits [member]
Disclosure of information about amounts recognized in balance sheet [Line Items]
Net deficit to be shown in the balance sheet	(831)	(680)
Deficits	(1,815)
Surpluses	984
Net deficits on pension plans	(831)
Other Benefits [member]
Disclosure of information about amounts recognized in balance sheet [Line Items]
Net deficit to be shown in the balance sheet	(899)	(871)
Deficits	(899)
Other Benefits [member] | Unfunded [member]
Disclosure of information about amounts recognized in balance sheet [Line Items]
Unfunded post-retirement healthcare obligation	(899)
Plan assets [Member]
Disclosure of information about amounts recognized in balance sheet [Line Items]
Net deficit to be shown in the balance sheet	13,923	13,203	15,257
Plan assets [Member] | Pension benefits [member]
Disclosure of information about amounts recognized in balance sheet [Line Items]
Net deficit to be shown in the balance sheet	13,923	13,203
Present value of defined benefit obligation [Member]
Disclosure of information about amounts recognized in balance sheet [Line Items]
Net deficit to be shown in the balance sheet	(15,653)	(14,754)	$ (17,645)
Present value of defined benefit obligation [Member] | Funded [member]
Disclosure of information about amounts recognized in balance sheet [Line Items]
Net deficit to be shown in the balance sheet	(14,311)	(13,482)
Present value of defined benefit obligation [Member] | Unfunded [member]
Disclosure of information about amounts recognized in balance sheet [Line Items]
Net deficit to be shown in the balance sheet	(1,342)	(1,272)
Present value of defined benefit obligation [Member] | Pension benefits [member]
Disclosure of information about amounts recognized in balance sheet [Line Items]
Net deficit to be shown in the balance sheet	(14,754)	(13,883)
Present value of defined benefit obligation [Member] | Pension benefits [member] | Funded [member]
Disclosure of information about amounts recognized in balance sheet [Line Items]
Net deficit to be shown in the balance sheet	(14,311)
Present value of defined benefit obligation [Member] | Pension benefits [member] | Unfunded [member]
Disclosure of information about amounts recognized in balance sheet [Line Items]
Net deficit to be shown in the balance sheet	(443)
Present value of defined benefit obligation [Member] | Other Benefits [member]
Disclosure of information about amounts recognized in balance sheet [Line Items]
Net deficit to be shown in the balance sheet	(899)	$ (871)
Present value of defined benefit obligation [Member] | Other Benefits [member] | Unfunded [member]
Disclosure of information about amounts recognized in balance sheet [Line Items]
Net deficit to be shown in the balance sheet	$ (899)